John Hancock Funds II
Supplement dated April 28, 2008
to the Statement of Additional Information
dated December 31, 2007
Effective May 1, 2008, the “Investment Restrictions” section is revised as follows:
Under the sub-heading “Fundamental,” Item (1) is replaced with the following for all Funds except the Global Real Estate Fund, Natural Resources Fund, Real Estate Securities Fund, and Real Estate Equity Fund:
(1) Each Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Under the sub-heading “Fundamental,” Item (2) is replaced with the following for all Funds except the Absolute Return Portfolio, Core Equity Fund, Dynamic Growth Fund, Global Bond Fund, Global Real Estate Fund, Lifecycle Portfolios, Natural Resources Fund, Real Estate Securities Fund, Real Return Bond Fund, U.S. Global Leaders Growth Fund and U.S. Multi Sector Fund:
(2) Each Fund has elected to be treated as a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Under the sub-heading “Fundamental,” Items (3) through (8) are replaced with the following:
(3) Each Fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(4) Each Fund may not engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.
(5) Each Fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

(6) Each Fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7) Each Fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(8) Each Fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.